SCHEDULE OF BORROWINGS FROM RELATED PARTIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings from related parties, beginning balance	$ 710
Provision for bonus (include interest)	14	$ (89)
Borrowings from related parties, ending balance	689		$ 710
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings from related parties, beginning balance	$ 710	$ 270	270	$ 280
Payment of borrowings			(172)	(103)	$ (144)
Provision for bonus (include interest)			621	89
Exchange rate differences			(9)	4
Borrowings from related parties, ending balance			$ 710	$ 270	$ 280